Label	Element	Value
Risk/Return	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 26, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cavanal Hill Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000864508
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 26, 2019
Prospectus Date	rr_ProspectusDate	Dec. 26, 2019
U.S. Treasury Fund | Administrative Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGXX
U.S. Treasury Fund | Service Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APJXX
U.S. Treasury Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APKXX
U.S. Treasury Fund | Select Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APNXX
Government Securities Money Market Fund | Administrative Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APCXX
Government Securities Money Market Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHXX
Government Securities Money Market Fund | Select Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSXX
Government Securities Money Market Fund | Premier Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APPXX
Limited Duration Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AASTX
Limited Duration Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APSTX
Limited Duration Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AISTX
Moderate Duration Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAIBX
Moderate Duration Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APFBX
Moderate Duration Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIFBX
Bond Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABOX
Bond Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APBDX
Bond Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIBNX
Strategic Enhanced Yield Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAENX
Strategic Enhanced Yield Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APENX
Strategic Enhanced Yield Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIENX
Ultra Short Tax-Free Income Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAUSX
Ultra Short Tax-Free Income Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APUSX
Ultra Short Tax-Free Income Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIUSX
Active Core Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABAX
Active Core Fund | Class C Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACBX
Active Core Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APBAX
Active Core Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIBLX
Mid Cap Core Equity Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAWVX
Mid Cap Core Equity Fund | Class C Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACWVX
Mid Cap Core Equity Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APWVX
Mid Cap Core Equity Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIWVX
Opportunistic Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAOPX
Opportunistic Fund | Class C Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACOX
Opportunistic Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APOPX
Opportunistic Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIOPX
World Energy Fund | Class A Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAWEX
World Energy Fund | Class C Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACWEX
World Energy Fund | Investor Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APWEX
World Energy Fund | Institutional Shares
Risk/Return	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIWEX